Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed maturities, amortized cost	$ 28,255.9
Available-for-Sale Fixed Maturities, Amortized Cost		$ 20,209.9
Nonredeemable preferred stocks, cost	1,002.6
Available-for-Sale Nonredeemable Preferred Stocks, Cost		698.6
Equity Securities Common Equities Cost	1,148.9
Common equities, cost		1,499.0
Debt Securities, Available-for-Sale Short Term Investments, Amortized Cost	1,795.9
Short Term Investments Amortized Cost		2,869.4
Premiums receivable, allowance for doubtful accounts	252.1	210.9
Property and equipment, accumulated depreciation	1,033.2	940.6
Finite-Lived Intangible Assets, Accumulated Amortization	$ 247.7	$ 175.7
Common Shares, par value (USD per share)	$ 1.00	$ 1
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,500,000	797,500,000
Common Shares, treasury shares (shares)	214,300,000	215,800,000
Serial Preferred Stock
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Series B Preferred Stock
Preferred Stock, Liquidation Preference Per Share		$ 0
Series B Preferred Stock | Serial Preferred Stock
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Authorized	500,000.0	0
Preferred Stock, Shares Issued	500,000.0	0
Preferred Stock, Shares Outstanding	500,000.0	0
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 0